Property, plant and equipment -Impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	$ (315)	$ (1,137)
Acquisition costs related to oil and gas prospects [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	52	245
Producing and development assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	(367)	(1,381)
Property Plant And Equipment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	(604)	(1,056)
Property Plant And Equipment [member] | Acquisition costs related to oil and gas prospects [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	0	0
Property Plant And Equipment [member] | Producing and development assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	(604)	(1,056)
Intangible assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	289	(81)
Intangible assets [member] | Acquisition costs related to oil and gas prospects [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	52	245
Intangible assets [member] | Producing and development assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	$ 237	$ (326)